Employee benefit obligations - Disclosure of Income Statement Impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Total net periodic cost	€ 1,365	€ 1,607	€ 1,560
Pension defined benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost, defined benefit plans	1,169	1,088	2,152
Interest cost	95	74	49
Past service cost/(gain)	82	519	(373)
Gain on curtailments and settlements	0	0	(219)
Unrealized FX impact	152	(93)	(211)
Total net periodic cost	€ 1,498	€ 1,588	€ 1,398